Pensions and other post-employment benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (14,385)	£ (14,500)	£ (20,191)
Actual return on plan assets	380	(5,883)	424
Group
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	2,443	2,159	5,207
Equity, unlisted	2	2	4
Multi-asset funds	852	1,101	1,415
Property, listed	0	19	68
Property, unlisted	610	605	657
Corporate bonds, listed	2,922	2,595	2,618
Corporate bonds, unlisted	15	15	15
Government bonds, listed	6,198	5,329	6,762
Insurance contracts	1,761	1,694	2,251
Other (liabilities)/assets	(1,181)	(375)	91
Fair value of assets	13,622	13,144	19,088
Asset ceiling restrictions			(26)
Present value of scheme obligations	(14,385)	(14,500)	(20,191)
Net surplus/(obligation)	(763)	(1,356)	(1,129)
Actual return on plan assets	981	(5,513)	686
Group | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	634	229	741
Group | Included in Pensions and other post-employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,397)	(1,585)	(1,870)
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	1,647	1,351	3,954
Equity, unlisted	0	0	0
Multi-asset funds	852	1,101	1,415
Property, listed	0	0	0
Property, unlisted	467	464	502
Corporate bonds, listed	2,019	1,692	1,503
Corporate bonds, unlisted	0	0	0
Government bonds, listed	4,897	4,048	5,054
Insurance contracts	990	1,003	1,334
Other (liabilities)/assets	(1,374)	(645)	(130)
Fair value of assets	9,498	9,014	13,632
Asset ceiling restrictions			0
Present value of scheme obligations	(9,222)	(9,117)	(13,299)
Net surplus/(obligation)	276	(103)	333
Actual return on plan assets	647	(4,710)	541
UK | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	457	109	606
UK | Included in Pensions and other post-employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(181)	(212)	(273)
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	447	437	522
Equity, unlisted	0	0	0
Multi-asset funds	0	0	0
Property, listed	0	0	0
Property, unlisted	119	140	154
Corporate bonds, listed	698	779	975
Corporate bonds, unlisted	0	0	0
Government bonds, listed	774	723	724
Insurance contracts	0	0	0
Other (liabilities)/assets	104	181	149
Fair value of assets	2,142	2,260	2,524
Asset ceiling restrictions			0
Present value of scheme obligations	(2,757)	(3,030)	(3,248)
Net surplus/(obligation)	(615)	(770)	(724)
Actual return on plan assets	196	(253)	97
US | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0	0	0
US | Included in Pensions and other post-employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(615)	(770)	(724)
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	349	371	731
Equity, unlisted	2	2	4
Multi-asset funds	0	0	0
Property, listed	0	19	68
Property, unlisted	24	1	1
Corporate bonds, listed	205	124	140
Corporate bonds, unlisted	15	15	15
Government bonds, listed	527	558	984
Insurance contracts	771	691	917
Other (liabilities)/assets	89	89	72
Fair value of assets	1,982	1,870	2,932
Asset ceiling restrictions			(26)
Present value of scheme obligations	(2,406)	(2,353)	(3,644)
Net surplus/(obligation)	(424)	(483)	(738)
Actual return on plan assets	138	(550)	48
Rest of World | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	177	120	135
Rest of World | Included in Pensions and other post-employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (601)	£ (603)	£ (873)